Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 354	$ 1,157
Receivables from affiliates, principally accrued interest	2	0
Other current assets	1	3
Total current assets	357	1,160
Investment in Oncor Holdings	6,059	6,050
Accumulated deferred income taxes	0	26
Total assets	6,416	7,236
Current liabilities:
Borrowings under debtor-in-possession credit facilitying, Current	5,400	0
Trade accounts and other payables to affiliates	5	6
Accumulated deferred income taxes	0	26
Income taxes payable to EFH Corp. (Note 10)	1	0
Accrued interest	1	1
Other current liabilities	73	18
Total current liabilities	5,480	51
Borrowings under debtor-in-possession credit facility, Noncurrent	0	5,400
Liabilities Subject to Compromise	3,354	3,988
Total liabilities	$ 8,834	$ 9,439
Commitments and Contingencies
Membership interests:
Capital account	$ (2,327)	$ (1,482)
Affiliate debt held by EFIH)	0	(635)
Accumulated other comprehensive income (loss)	(91)	(86)
Total membership interests	(2,418)	(2,203)
Total liabilities and membership interests	$ 6,416	$ 7,236